Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	100,000,000	100,000,000
Preferred stock, shares issued		0	0
Preferred Stock, shares outstanding		0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	23,584,424	21,391,665	13,664,802
Common Stock, shares outstanding	23,584,424	21,391,665	13,664,802